Trade receivables - Components of trade receivables (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of provision matrix [line items]
Gross trade receivables	$ 1,814	$ 1,730
Provision	(44)	(57)	$ (55)	$ (68)
Trade receivables, net	1,770	1,673
Not overdue
Disclosure of provision matrix [line items]
Gross trade receivables	1,452	1,390
Provision	(2)	(2)
Trade receivables, net	$ 1,450	$ 1,388
Expected credit loss rates (as a percent)	0.10%	0.10%
Past due for not more than one month
Disclosure of provision matrix [line items]
Gross trade receivables	$ 143	$ 125
Provision	(1)	(1)
Trade receivables, net	$ 142	$ 124
Expected credit loss rates (as a percent)	0.70%	0.80%
Past due for more than one month but less than three months
Disclosure of provision matrix [line items]
Gross trade receivables	$ 94	$ 93
Provision	(2)	(2)
Trade receivables, net	$ 92	$ 91
Expected credit loss rates (as a percent)	2.10%	2.20%
Past due for more than three months but less than six months
Disclosure of provision matrix [line items]
Gross trade receivables	$ 54	$ 56
Provision	(2)	(4)
Trade receivables, net	$ 52	$ 52
Expected credit loss rates (as a percent)	3.70%	7.10%
Past due for more than six months but less than one year
Disclosure of provision matrix [line items]
Gross trade receivables	$ 35	$ 28
Provision	(13)	(16)
Trade receivables, net	$ 22	$ 12
Expected credit loss rates (as a percent)	37.10%	57.10%
Past due for more than one year
Disclosure of provision matrix [line items]
Gross trade receivables	$ 36	$ 38
Provision	(24)	(32)
Trade receivables, net	$ 12	$ 6
Expected credit loss rates (as a percent)	66.70%	84.20%